Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

(in thousands of USD)	December 31, 2022	December 31, 2021
Bank deposits	—	—
Cash at bank and in hand	179,929	152,528
TOTAL	179,929	152,528
No bank deposits were held at December 31, 2022 and December 31, 2021. All cash is in different banks which all have a high credit rating.